STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.0%
Automobiles & Components - 2.4%
Dorman Products, Inc.	7,486	[a]	617,670
Fox Factory Holding Corp.	16,061	[a]	1,779,719
LCI Industries	8,685	[b]	1,088,057
Modine Manufacturing Co.	6,886	[a]	327,705
Visteon Corp.	9,173	[a]	1,277,524
			5,090,675
Banks - 1.8%
Axos Financial, Inc.	47,153	[a]	2,031,823
Bank OZK	13,665		548,923
New York Community Bancorp, Inc.	22,330		274,212
Western Alliance Bancorp	3,090		154,531
Wintrust Financial Corp.	8,694		674,741
			3,684,230
Capital Goods - 15.4%
AAON, Inc.	23,553		1,485,252
AeroVironment, Inc.	6,806	[a]	660,386
Alamo Group, Inc.	2,652		455,216
Albany International Corp., Cl. A	7,033		652,100
APi Group Corp.	19,718	[a]	555,062
Applied Industrial Technologies, Inc.	5,118		790,066
Archer Aviation, Inc., CI. A	30,503	[a,b]	212,606
Arcosa, Inc.	3,251		254,293
Armstrong World Industries, Inc.	9,774		748,591
Atkore, Inc.	4,905	[a]	755,223
Barnes Group, Inc.	8,389		329,688
Boise Cascade Co.	2,523		275,941
BWX Technologies, Inc.	2,892		213,314
Chart Industries, Inc.	4,516	[a]	815,499
Comfort Systems USA, Inc.	4,713		869,878
Construction Partners, Inc., Cl. A	39,971	[a]	1,388,992
Crane Co.	8,518		776,160
Curtiss-Wright Corp.	1,234		256,660
Donaldson Co., Inc.	9,190		586,965
EMCOR Group, Inc.	1,768		396,474
Energy Recovery, Inc.	5,958	[a]	161,938
EnerSys	2,132		223,817
EnPro Industries, Inc.	3,275		446,678
Esab Corp.	8,097		584,360
ESCO Technologies, Inc.	11,069		1,184,494

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Capital Goods - 15.4% (continued)
Federal Signal Corp.	5,424		330,593
Fluence Energy, Inc.	17,445	[a,b]	459,676
Fluor Corp.	15,702	[a]	549,413
FTAI Aviation Ltd.	8,348		308,542
GMS, Inc.	2,514	[a]	174,321
H&E Equipment Services, Inc.	12,670		574,204
Hayward Holdings, Inc.	40,075	[a,b]	593,110
IES Holdings, Inc.	2,555	[a]	191,574
Kratos Defense & Security Solutions, Inc.	34,521	[a]	555,443
Masonite International Corp.	16,753	[a]	1,720,701
MSC Industrial Direct Co., Inc., Cl. A	2,261		230,758
MYR Group, Inc.	1,926	[a]	273,627
nVent Electric PLC	4,781		270,318
Owens Corning	2,081		299,477
Parsons Corp.	11,269	[a]	642,558
PGT Innovations, Inc.	23,025	[a]	649,075
Powell Industries, Inc.	3,758		315,559
Primoris Services Corp.	7,958		281,474
RBC Bearings, Inc.	7,287	[a]	1,679,945
Regal Rexnord Corp.	1,553		251,881
Rocket Lab USA, Inc.	30,707	[a,b]	193,761
Rush Enterprises, Inc., Cl. A	15,663		648,605
Simpson Manufacturing Co., Inc.	2,234		356,904
SiteOne Landscape Supply, Inc.	6,472	[a]	1,107,942
SPX Technologies, Inc.	8,479	[a]	670,010
Standex International Corp.	3,459		531,406
Sterling Infrastructure, Inc.	2,471	[a]	204,500
Symbotic, Inc.	8,435	[a]	352,499
The AZEK Company, Inc.	19,826	[a]	674,282
Trex Co., Inc.	22,049	[a]	1,573,637
Vertiv Holdings Co.	10,265	[a]	404,338
Vicor Corp.	3,177	[a]	215,305
			32,365,091
Commercial & Professional Services - 7.6%
CACI International, Inc., Cl. A	2,344	[a]	768,855
Casella Waste Systems, Inc., Cl. A	21,412	[a]	1,686,623
CBIZ, Inc.	17,728	[a]	994,718
Cimpress PLC	4,276	[a]	276,272
Clean Harbors, Inc.	2,783	[a]	471,273
ExlService Holdings, Inc.	52,409	[a]	1,531,915
Exponent, Inc.	17,526		1,574,886
Franklin Covey Co.	14,041	[a]	599,129
Huron Consulting Group, Inc.	2,621	[a]	261,969
ICF International, Inc.	6,584		889,235

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Commercial & Professional Services - 7.6% (continued)
KBR, Inc.	2,684		165,120
MAXIMUS, Inc.	9,356		756,152
Montrose Environmental Group, Inc.	10,232	[a]	393,318
MSA Safety, Inc.	4,344		793,562
NV5 Global, Inc.	5,714	[a]	581,571
Paycor HCM, Inc.	21,634	[a]	507,750
RB Global, Inc.	8,230		507,956
The Brink's Company	10,386		787,363
Upwork, Inc.	14,261	[a]	211,205
Willdan Group, Inc.	12,566	[a]	303,343
WNS Holdings Ltd., ADR	27,939	[a]	1,825,814
			15,888,029
Consumer Discretionary Distribution - 2.1%
Abercrombie & Fitch Co., Cl. A	4,634	[a]	249,078
Dick's Sporting Goods, Inc.	823		95,748
Global-e Online Ltd.	4,437	[a]	175,838
Leslie's, Inc.	30,607	[a]	191,600
Ollie's Bargain Outlet Holdings, Inc.	24,070	[a]	1,855,316
Overstock.com, Inc.	26,295	[a]	686,562
Pool Corp.	1,593		582,401
Signet Jewelers Ltd.	6,314	[b]	473,550
Sleep Number Corp.	6,137	[a]	156,984
			4,467,077
Consumer Durables & Apparel - 1.5%
Deckers Outdoor Corp.	351	[a]	185,711
Figs, Inc., Cl. A	29,855	[a]	184,504
Hasbro, Inc.	3,359		241,848
KB Home	3,281		166,675
M/I Homes, Inc.	2,224	[a]	218,352
Meritage Homes Corp.	1,654		229,972
Skyline Champion Corp.	6,597	[a]	470,168
Taylor Morrison Home Corp.	14,422	[a]	683,603
TopBuild Corp.	1,005	[a]	291,530
Tri Pointe Homes, Inc.	13,073	[a]	406,571
			3,078,934
Consumer Services - 3.7%
Boyd Gaming Corp.	10,682		714,305
Bright Horizons Family Solutions, Inc.	7,491	[a]	707,300
Century Casinos, Inc.	37,936	[a]	246,584
Hilton Grand Vacations, Inc.	11,248	[a]	491,763
Kura Sushi USA, Inc., Cl. A	7,482	[a]	653,703
Shake Shack, Inc., Cl. A	3,689	[a]	258,230
Stride, Inc.	39,046	[a]	1,659,065
Sweetgreen, Inc., Cl. A	15,306	[a,b]	219,794

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Consumer Services - 3.7% (continued)
Texas Roadhouse, Inc.	15,712		1,635,620
Vail Resorts, Inc.	2,827		639,807
Xponential Fitness, Inc., Cl. A	22,150	[a]	479,769
			7,705,940
Consumer Staples Distribution - .2%
Grocery Outlet Holding Corp.	11,827	[a]	364,863
Energy - 3.5%
Archrock, Inc.	20,614		263,653
Borr Drilling Ltd.	29,092	[a]	203,353
Cactus, Inc., Cl. A	12,842		684,992
California Resources Corp.	4,445	[b]	248,209
ChampionX Corp.	22,255		803,183
CONSOL Energy, Inc.	2,745	[a]	236,180
Diamond Offshore Drilling, Inc.	13,139	[a]	195,377
Gulfport Energy Corp.	2,122	[a]	250,396
Helmerich & Payne, Inc.	15,806		632,082
Noble Corp. PLC	23,387		1,233,431
Northern Oil & Gas, Inc.	6,042		252,736
Oceaneering International, Inc.	11,191	[a]	255,043
Permian Resources Corp.	14,815		210,077
TechnipFMC PLC	43,048		819,634
Tidewater, Inc.	4,716	[a]	306,681
Transocean Ltd.	26,895	[a]	220,001
Weatherford International PLC	1,474	[a]	130,478
Weatherford International PLC	4,312	[a]	381,698
			7,327,204
Equity Real Estate Investment - .7%
Outfront Media, Inc.	19,953	[c]	226,467
Tanger Factory Outlet Centers, Inc.	29,375	[c]	682,969
Terreno Realty Corp.	8,666	[c]	527,673
			1,437,109
Financial Services - 3.5%
Donnelley Financial Solutions, Inc.	35,205	[a]	1,734,550
Euronet Worldwide, Inc.	16,188	[a]	1,414,184
Evercore, Inc., Cl. A	3,102		434,435
EVERTEC, Inc.	18,880		747,082
Federal Agricultural Mortgage Corp., Cl. C	4,791		806,421
I3 Verticals, Inc., Cl. A	23,610	[a]	558,377
MGIC Investment Corp.	27,431		482,237
Mr. Cooper Group, Inc.	4,039	[a]	228,850
NMI Holdings, Inc., Cl. A	8,385	[a]	239,979
Pennymac Financial Services, Inc.	3,135		224,999
Remitly Global, Inc.	10,776	[a]	271,016

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Financial Services - 3.5% (continued)
SoFi Technologies, Inc.	21,132	[a,b]	183,003
WisdomTree, Inc.	15,509		113,216
			7,438,349
Food, Beverage & Tobacco - 2.2%
Celsius Holdings, Inc.	5,078	[a]	995,491
Freshpet, Inc.	18,195	[a,b]	1,373,904
J&J Snack Foods Corp.	6,506		1,054,818
MGP Ingredients, Inc.	8,118		973,349
The Vita Coco Co., Inc.	6,900	[a]	195,201
			4,592,763
Health Care Equipment & Services - 7.1%
Addus HomeCare Corp.	6,156	[a]	539,881
AMN Healthcare Services, Inc.	3,601	[a]	318,256
AtriCure, Inc.	9,894	[a]	446,714
Axonics, Inc.	8,422	[a]	482,581
Certara, Inc.	65,469	[a]	1,057,979
Doximity, Inc., Cl. A	30,681	[a,b]	731,435
Establishment Labs Holdings, Inc.	13,432	[a,b]	810,890
Evolent Health, Inc., Cl. A	11,810	[a]	301,273
Glaukos Corp.	3,561	[a]	267,574
Globus Medical, Inc., Cl. A	18,075	[a]	977,858
HealthEquity, Inc.	10,346	[a]	698,872
Inmode Ltd.	16,602	[a]	648,972
Inspire Medical Systems, Inc.	1,094	[a]	248,207
Lantheus Holdings, Inc.	11,049	[a]	756,194
LeMaitre Vascular, Inc.	11,429		660,710
Masimo Corp.	1,206	[a,b]	137,822
Merit Medical Systems, Inc.	8,926	[a]	582,689
Neogen Corp.	47,005	[a]	1,086,755
Omnicell, Inc.	14,444	[a]	821,286
Premier, Inc., Cl. A	9,343		201,155
RxSight, Inc.	8,539	[a]	247,716
Shockwave Medical, Inc.	634		139,727
Silk Road Medical, Inc.	18,310	[a]	353,749
STAAR Surgical Co.	12,001	[a]	520,363
Surgery Partners, Inc.	15,798	[a]	572,835
The Ensign Group, Inc.	7,504		752,051
TransMedics Group, Inc.	3,851	[a]	252,741
UFP Technologies, Inc.	1,149	[a]	201,891
			14,818,176
Household & Personal Products - 1.3%
BellRing Brands, Inc.	11,941	[a]	495,552
e.l.f. Beauty, Inc.	4,011	[a]	556,365
Inter Parfums, Inc.	7,383		1,031,627

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Household & Personal Products - 1.3% (continued)
WD-40 Co.	2,767		594,545
			2,678,089
Insurance - 2.3%
BRP Group, Inc., Cl. A	17,896	[a]	475,855
Kinsale Capital Group, Inc.	8,158		3,252,024
Palomar Holdings, Inc.	14,775	[a]	753,673
Stewart Information Services Corp.	9,603		444,811
			4,926,363
Materials - 2.6%
Alpha Metallurgical Resources, Inc.	1,163		235,903
AptarGroup, Inc.	1,804		239,138
Aspen Aerogels, Inc.	33,555	[a]	204,350
Balchem Corp.	9,496	[a]	1,334,188
Carpenter Technology Corp.	14,427		903,563
Eagle Materials, Inc.	1,229		232,674
Ecovyst, Inc.	28,596	[a]	292,823
Ingevity Corp.	13,242	[a]	713,611
Livent Corp.	20,305	[a]	435,948
Louisiana-Pacific Corp.	8,145		508,900
Methanex Corp.	9,967		424,096
			5,525,194
Media & Entertainment - 2.5%
Atlanta Braves Holdings, Inc., CI. A	2,050	[a,b]	85,772
Atlanta Braves Holdings, Inc., CI. C	4,234	[a]	155,981
Bumble, Inc., CI. A	23,792	[a]	399,230
Eventbrite, Inc., Cl. A	52,511		531,936
Gambling.com Group Ltd	13,036	[a]	184,850
Shutterstock, Inc.	11,969	[b]	504,015
TechTarget, Inc.	5,322	[a]	153,008
World Wrestling Entertainment, Inc., Cl. A	18,104		1,747,941
Yelp, Inc.	6,090	[a]	260,957
Ziff Davis, Inc.	17,573	[a]	1,171,240
			5,194,930
Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
ACADIA Pharmaceuticals, Inc.	37,092	[a]	1,002,225
ADMA Biologics, Inc.	45,908	[a]	176,746
Alkermes PLC	13,212	[a]	385,658
Amicus Therapeutics, Inc.	36,279	[a]	465,097
Amphastar Pharmaceuticals, Inc.	8,724	[a]	465,076
argenx SE, ADR	629	[a]	316,066
Ascendis Pharma A/S, ADR	6,883	[a,b]	674,672
Avid Bioservices, Inc.	29,630	[a]	349,634
Avita Medical, Inc.	10,686	[a]	174,182

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 11.1% (continued)
Axsome Therapeutics, Inc.	5,874	[a,b]	474,620
Azenta, Inc.	6,477	[a]	365,497
BioCryst Pharmaceuticals, Inc.	67,591	[a]	480,572
Biohaven Ltd.	2,311	[a]	42,268
BioLife Solutions, Inc.	19,789	[a,b]	261,413
Bio-Techne Corp.	12,895		1,010,968
Bridgebio Pharma, Inc.	7,532	[a]	225,282
Corcept Therapeutics, Inc.	29,522	[a]	966,255
CryoPort, Inc.	23,600	[a]	332,760
CymaBay Therapeutics, Inc.	23,940	[a]	329,176
Cytokinetics, Inc.	821	[a]	28,686
Day One Biopharmaceuticals, Inc.	14,114	[a]	190,398
Disc Medicine, Inc.	4,525	[a]	239,599
Evolus, Inc.	25,579	[a]	252,976
Halozyme Therapeutics, Inc.	32,348	[a]	1,376,731
Ideaya Biosciences, Inc.	7,416	[a]	217,734
Immunocore Holdings PLC, ADR	1,724	[a,b]	97,009
ImmunoGen, Inc.	25,567	[a]	404,981
Immunovant, Inc.	8,878	[a]	201,619
Insmed, Inc.	7,672	[a]	167,940
Intra-Cellular Therapies, Inc.	3,791	[a]	210,476
Iovance Biotherapeutics, Inc.	54,253	[a]	327,688
Karuna Therapeutics, Inc.	2,144	[a]	402,557
Kiniksa Pharmaceuticals Ltd., CI. A	29,791	[a]	513,299
Krystal Biotech, Inc.	5,416	[a]	674,184
Legend Biotech Corp., ADR	3,151	[a,b]	218,553
Ligand Pharmaceuticals, Inc.	8,627	[a]	567,398
Medpace Holdings, Inc.	5,371	[a]	1,451,620
Mesa Laboratories, Inc.	2,491	[b]	357,110
MiMedx Group, Inc.	27,390	[a]	203,234
Mirum Pharmaceuticals, Inc.	12,404	[a]	327,838
Neurocrine Biosciences, Inc.	5,376	[a]	585,392
Nuvalent, Inc., CI. A	986	[a]	44,932
OmniAb, Inc.	80,954	[a]	469,533
Optinose, Inc.	19,374	[a]	23,055
Pacira Biosciences, Inc.	30,193	[a]	1,065,813
Prestige Consumer Healthcare, Inc.	24,894	[a]	1,452,067
PTC Therapeutics, Inc.	6,854	[a]	270,733
Puma Biotechnology, Inc.	8,091	[a]	29,370
Quanterix Corp.	7,120	[a]	190,816
Revance Therapeutics, Inc.	17,696	[a]	311,980
Roivant Sciences Ltd.	25,996	[a]	300,774
Supernus Pharmaceuticals, Inc.	14,829	[a]	472,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 11.1% (continued)
UroGen Pharma Ltd.	8,817	[a]	154,121
Vaxcyte, Inc.	2,614	[a]	135,719
Veracyte, Inc.	18,717	[a]	494,129
Vericel Corp.	4,765	[a]	156,435
Verona Pharma PLC, ADR	2,583	[a]	50,188
Xenon Pharmaceuticals, Inc.	3,941	[a]	153,620
			23,290,629
Real Estate Management & Development - .3%
DigitalBridge Group, Inc.	21,389		372,596
The St. Joe Company	3,859		238,255
			610,851
Semiconductors & Semiconductor Equipment - 3.8%
Aehr Test Systems	4,917	[a,b]	250,816
Allegro MicroSystems, Inc.	10,684	[a]	408,663
Axcelis Technologies, Inc.	4,984	[a]	957,675
CEVA, Inc.	16,315	[a]	378,834
Credo Technology Group Holding Ltd.	11,812	[a]	194,426
Lattice Semiconductor Corp.	7,585	[a]	737,717
MACOM Technology Solutions Holdings, Inc.	3,636	[a]	307,460
Monolithic Power Systems, Inc.	1,145		596,785
Onto Innovation, Inc.	23,641	[a]	3,285,626
Rambus, Inc.	3,792	[a]	214,134
SiTime Corp.	1,664	[a]	220,796
Universal Display Corp.	1,390		225,958
Veeco Instruments, Inc.	6,726	[a]	196,332
			7,975,222
Software & Services - 11.6%
ACI Worldwide, Inc.	60,747	[a]	1,474,937
Agilysys, Inc.	10,701	[a]	754,902
Alarm.com Holdings, Inc.	16,337	[a]	956,858
AppFolio, Inc., Cl. A	3,018	[a]	581,780
Applied Digital Corp.	19,995	[a]	120,770
AppLovin Corp., Cl. A	7,394	[a]	319,569
Blackbaud, Inc.	13,492	[a]	1,026,876
BlackLine, Inc.	14,941	[a]	897,356
Box, Inc., Cl. A	9,841	[a]	260,590
C3.ai, Inc., Cl. A	3,672	[a,b]	113,905
Confluent, Inc., Cl. A	14,447	[a]	478,051
Consensus Cloud Solutions, Inc.	6,351	[a]	202,787
Digital Turbine, Inc.	60,268	[a]	536,988
DoubleVerify Holdings, Inc.	47,650	[a]	1,611,046
Dropbox, Inc., CI. A	8,139	[a]	226,183

Description	Shares		Value ($)
Common Stocks - 96.0% (continued)
Software & Services - 11.6% (continued)
Elastic NV	1,693	[a]	104,763
Envestnet, Inc.	13,749	[a]	751,108
Fair Isaac Corp.	2,529	[a]	2,287,708
Fastly, Inc., CI. A	12,691	[a]	301,919
Freshworks, Inc., Cl. A	20,902	[a]	457,127
HashiCorp, Inc., Cl. A	7,981	[a]	232,726
InterDigital, Inc.	2,528		219,203
nCino, Inc.	15,523	[a]	510,241
Nutanix, Inc., Cl. A	25,616	[a]	796,657
Perficient, Inc.	12,196	[a]	777,983
Qualys, Inc.	3,594	[a]	559,406
SentinelOne, Inc., Cl. A	3,066	[a,b]	50,988
Smartsheet, Inc., Cl. A	2,101	[a]	87,675
SolarWinds Corp.	5,250	[a]	55,913
Sprinklr, Inc., CI. A	30,197	[a]	456,880
Sprout Social, Inc., Cl. A	17,123	[a]	916,765
SPS Commerce, Inc.	9,673	[a]	1,800,436
The Descartes Systems Group, Inc.	30,543	[a]	2,289,504
Tyler Technologies, Inc.	1,782	[a]	710,002
Wix.com Ltd.	5,465	[a]	539,778
Workiva, Inc.	8,117	[a]	907,886
			24,377,266
Technology Hardware & Equipment - 5.7%
Advanced Energy Industries, Inc.	2,423		286,084
Applied Optoelectronics, Inc.	14,386	[a]	198,095
Arlo Technologies, Inc.	129,321	[a]	1,263,467
Badger Meter, Inc.	1,844		306,252
Belden, Inc.	9,854		925,290
Calix, Inc.	17,792	[a]	827,506
Cambium Networks Corp.	20,154	[a]	185,618
Crane NXT Co.	4,342		257,741
Digi International, Inc.	11,880	[a]	396,554
ePlus, Inc.	19,658	[a]	1,304,898
Evolv Technologies Holdings, Inc.	44,930	[a]	314,061
Extreme Networks, Inc.	26,431	[a]	725,531
Fabrinet	2,047	[a]	329,096
IonQ, Inc.	15,102	[a]	259,603
Itron, Inc.	3,075	[a]	210,361
Ituran Location & Control Ltd.	3,940		119,303
Napco Security Technologies, Inc.	14,181		351,405
Novanta, Inc.	8,331	[a]	1,391,110
OSI Systems, Inc.	1,571	[a]	214,206
PAR Technology Corp.	5,484	[a]	238,444
Pure Storage, Inc., Cl. A	6,549	[a]	239,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 96.0% (continued)
Technology Hardware & Equipment - 5.7% (continued)
Radware Ltd.		27,681	[a]	478,328
Super Micro Computer, Inc.		3,023	[a]	831,567
Vishay Intertechnology, Inc.		7,888		216,447
				11,870,595
Telecommunication Services - .2%
Iridium Communications, Inc.		9,205		450,585
Transportation - 2.6%
Allegiant Travel Co.		3,178		282,334
ArcBest Corp.		8,435		890,651
Copa Holdings SA, Cl. A		1,961		199,434
GXO Logistics, Inc.		4,487	[a]	287,033
Marten Transport Ltd.		65,489		1,375,269
RXO, Inc.		12,302	[a]	222,420
SkyWest, Inc.		5,726	[a]	258,243
TFI International, Inc.		4,915		670,209
XPO, Inc.		16,129	[a]	1,203,707
				5,389,300
Utilities - .3%
California Water Service Group		8,120		408,030
Portland General Electric Co.		4,254		186,580
				594,610
Total Common Stocks (cost $145,572,931)				201,142,074

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 2000 Growth ETF (cost $548,995)		2,257	[b]	543,192
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
OmniAb, Inc. - 12.50 Earnout (cost $3,479)		4,894	[d]	0
OmniAb, Inc. - 15.00 Earnout (cost $3,479)		4,894	[d]	0
	1-Day Yield (%)
Investment Companies - 4.1%
Registered Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,668,239)	5.41	8,668,239	[e]	8,668,239

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,959,324)	5.41	2,959,325	[e]	2,959,324
Total Investments (cost $157,756,447)		101.8%		213,312,829
Liabilities, Less Cash and Receivables		(1.8%)		(3,704,727)
Net Assets		100.0%		209,608,102

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2023, the value of the fund’s securities on loan was $7,508,451 and the value of the collateral was $7,640,568, consisting of cash collateral of $2,959,324 and U.S. Government & Agency securities valued at $4,681,244. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at August 31, 2023. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of August 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	201,142,074	-	-	201,142,074
Exchange-Traded Funds	543,192	-	-	543,192
Investment Companies	11,627,563	-	-	11,627,563
Rights	-	-	0	0

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2023, accumulated net unrealized appreciation on investments was $55,556,382, consisting of $63,509,503 gross unrealized appreciation and $7,953,121 gross unrealized depreciation.

At August 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.